Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.12	$ 0.12
Ordinary shares, shares authorized (in Shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in Shares)	17,808,947	17,808,947
Ordinary shares, shares outstanding (in Shares)	17,808,947	17,808,947